Variable Interest Entities - (Narrative) (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) MW Generators	Dec. 31, 2016 USD ($)
Variable Interest Entity, Primary Beneficiary | Partnership Interest | Merchant Solar Projects
Initial membership interest percentage	67.00%
Variable Interest Entity, Primary Beneficiary | Dominion Energy Midstream Partners, LP | Partnership Interest | Limited Partner
Percentage of limited partner interests in Dominion Midstream Partners, LP	60.90%
Variable Interest Entity, Primary Beneficiary | Dominion Energy Midstream Partners, LP | Partnership Interest | Preferred Partner
Percentage of limited partner interests in Dominion Midstream Partners, LP	37.50%
Variable Interest Entity, Not Primary Beneficiary | Distribution | Atlantic Coast Pipeline | Pipelines | Jointly Owned Natural Gas Pipeline
Initial membership interest percentage	48.00%
SBL Holdco | Variable Interest Entity, Primary Beneficiary
Securities due within one year	$ 31
Long term debt	299
Virginia Electric and Power Company
Securities due within one year	350	$ 850
Long term debt	11,321	10,496
Payables to affiliates	209	125
Virginia Electric and Power Company | Variable Interest Entity, Not Primary Beneficiary | DES
Payables to affiliates	107	36
Shared Services Purchased	335	$ 340	$ 346
Virginia Electric and Power Company | Variable Interest Entity (VIE) or Potential VIE, Information Unavailability
Long term capacity contract non utility generators (generators) | Generators		3
Number of expired non-utility generators | Generators		2
Aggregate generation capacity from long-term power and capacity contracts (MW) | MW		218
Remaining purchase commitments	150
Payment for electric capacity	50	$ 86	144
Payment for electric energy	18	24	31
Dominion Energy Gas Holdings, LLC
Securities due within one year	748	5
Long term debt	7,022	4,295
Payables to affiliates	124	138
Dominion Energy Gas Holdings, LLC | Dominion Energy Questar Pipeline
Equity Contribution	37
Dominion Energy Gas Holdings, LLC | Variable Interest Entity, Not Primary Beneficiary | DES
Payables to affiliates	43	14
Shared Services Purchased	106	106	98
Dominion Energy Gas Holdings, LLC | Variable Interest Entity, Not Primary Beneficiary | DECGS And DEQPS
Payables to affiliates	6	6
Shared Services Purchased	$ 45	$ 45	$ 18